Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The Company carries cash equivalents, marketable investments, and Public and Private Warrants. Fair value is based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level 1 — Observable inputs, which include unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than Level 1 inputs, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 — Unobservable inputs that are supported by little or no market activity and that are based on management’s assumptions, including fair value measurements determined by using pricing models, discounted cash flow methodologies or similar techniques.
The Company determined the fair value of its Level 1 financial instruments, which are traded in active markets, using quoted market prices for identical instruments.
Marketable investments classified within Level 2 of the fair value hierarchy are valued based on other observable inputs, including broker or dealer quotations, alternative pricing sources or U.S. Government Treasury yield of appropriate term. When quoted prices in active markets for identical assets or liabilities are not available, the Company relies on non-binding quotes from its investment managers, which are based on proprietary valuation models of independent pricing services. These models generally use inputs such as observable market data, quoted market prices for similar instruments, historical pricing trends of a security as relative to its peers. To validate the fair value determination provided by its investment managers, the Company reviews the pricing movement in the context of overall market trends and trading information from its investment managers. The Company performs routine procedures such as comparing prices obtained from independent source to ensure that appropriate fair values are recorded. Because the transfer of Private Warrants to anyone outside of a small group of individuals constituting the sponsors of Gores Metropoulos, Inc. would result in the Private Warrants having substantially the same terms as the Public Warrants, management determined that the fair value of each Private Warrant is the same as that of a Public Warrant, with an insignificant adjustment for short-term marketability restrictions, as of December 31, 2020. As of March 31, 2021, management determined the fair value of the Private Warrants using observable inputs in the Black-Scholes valuation model, which used the remaining term of warrants of 4.68 years, volatility of 64.2% and a risk-free rate of 0.83%. Accordingly, the Private Warrants are classified as Level 3 financial instruments. The following table presents changes in Level 3 liabilities relating to Private Warrants measured at fair value as of March 31, 2021 (in thousands):

Private Warrants
Balance as of December 31, 2020	$—
Additions	51,753
Exercise	—
Measurement adjustments	—
Balance as of March 31, 2021	$51,753

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	Fair Value (in thousands) Measured as of March 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$19,035	$—	$—	$19,035
U.S. Treasury	—	—	—	—
Commercial paper	—	166,255	—	166,255
Total cash equivalents	$19,035	$166,255	$—	$185,290
Marketable investments:
U.S. Treasury	$210,709	$—	$—	$210,709
U.S. agency and government sponsored securities	—	—	—	—
Commercial paper	—	106,209	—	106,209
Corporate bonds	—	61,672	—	61,672
Asset-backed securities	—	8,051	—	8,051
Equity investments	$16,950	$—	$—	$16,950
Total marketable investments	$227,659	$175,932	$—	$403,591
Liabilities:
Public Warrants	$—	$—	$—	$—
Private Warrants	—	—	51,753	51,753
Total warrant liabilities	$—	$—	$51,753	$51,753

	Fair Value (in thousands) Measured as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$64,971	$—	$—	$64,971
U.S. Treasury	24,999	—	—	24,999
Commercial paper	—	108,322	—	108,322
Total cash equivalents	$89,970	$108,322	$—	$198,292
Marketable investments:
U.S. Treasury	$130,348	$—	$—	$130,348
U.S. agency and government sponsored securities	—	19,996	—	19,996
Commercial paper	—	73,898	—	73,898
Corporate bonds	—	45,450	—	45,450
Asset-backed securities	—	7,018	—	7,018
Total marketable investments	$130,348	$146,362	$—	$276,710
Liabilities:
Public Warrants	$228,933	$—	$—	$228,933
Private Warrants	—	114,467	—	114,467
Total warrant liabilities	$228,933	$114,467	$—	$343,400
Fair Value Measurements
The Company carries cash equivalents, marketable investments, Public and Private Warrants, 2017 Warrants and 2018 Warrants at fair value. Fair value is based on the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:
Level 1 — Observable inputs, which include unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than Level 1 inputs, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 — Unobservable inputs that are supported by little or no market activity and that are based on management’s assumptions, including fair value measurements determined by using pricing models, discounted cash flow methodologies or similar techniques.
The Company determined the fair value of its Level 1 financial instruments, which are traded in active markets, using quoted market prices for identical instruments.
Marketable investments classified within Level 2 of the fair value hierarchy are valued based on other observable inputs, including broker or dealer quotations, alternative pricing sources or U.S. Government Treasury yield of appropriate term. When quoted prices in active markets for identical assets or liabilities are not available, the Company relies on non-binding quotes from its investment managers, which are based on proprietary valuation models of independent pricing services. These models generally use inputs such as observable market data, quoted market prices for similar instruments, historical pricing trends of a security as relative to its peers. To validate the fair value determination provided by its investment managers, the Company reviews the pricing movement in the context of overall market trends and trading information from its investment managers. The Company performs routine procedures such as comparing prices obtained from independent source to ensure that appropriate fair values are recorded. Because the transfer of Private Warrants to anyone outside of a small group of individuals constituting the sponsors of Gores Metropoulos, Inc. would result in the Private Warrants having substantially the same terms as the Public Warrants, management determined that the fair value of each Private Warrant is the same as that of a Public Warrant, with an insignificant adjustment for short-term marketability restrictions. Accordingly, the Private Warrants are classified as Level 2 financial instruments.
The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	Fair Value (in thousands) Measured as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$64,971	$—	$—	$64,971
U.S. Treasury	24,999	—	—	24,999
Commercial paper	—	108,322	—	108,322
Total cash equivalents	$89,970	$108,322	$—	$198,292
Marketable investments:
U.S. Treasury	$130,348	$—	$—	$130,348
U.S. agency and government sponsored securities	—	19,996	—	19,996
Commercial paper	—	73,898	—	73,898
Corporate bonds	—	45,450	—	45,450
Asset-backed securities	—	7,018	—	7,018
Total marketable investments	$130,348	$146,362	$—	$276,710
Liabilities:
Public Warrants	$228,933	$—	$—	$228,933
Private Warrants	—	114,467	—	114,467
Total warrant liabilities	$228,933	$114,467	$—	$343,400

	Fair Value (in thousands) Measured as of December 31, 2019 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$2,260	$—	$—	$2,260
U.S. agency securities	—	1,398	—	1,398
Commercial paper	—	16,971	—	16,971
Corporate bonds	—	775	—	775
Total cash equivalents	$2,260	$19,144	$—	$21,404
Marketable investments:
U.S. Treasury	$749	$—	$—	$749
Commercial paper	—	3,212	—	3,212
Corporate bonds	—	2,698	—	2,698
Total marketable investments	$749	$5,910	$—	$6,659
Liabilities:
2017 Warrants	$—	$—	$1,035	$1,035
2018 Warrants	—	—	87	87
Total warrant liabilities	$—	$—	$1,122	$1,122
The Company measured the 2017 Warrants and 2018 Warrants liabilities at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. The valuation of the 2017 Warrants and 2018 Warrants used assumptions and estimates the Company believed would been made by a market participant in making the same valuation. The Company assessed these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates were obtained. Changes in the fair value of the 2017 Warrants and 2018 Warrants related to updated assumptions and estimates were recognized within the consolidated statement of operations.
Level 3 Disclosures
The 2017 and 2018 Warrants outstanding as of December 31, 2019 were valued using an option pricing method (“OPM”), which employed an assumed total equity valuation of $640 million, an option term of three years, volatility of 49.6% and a risk-free rate of 1.62%. Total equity value was estimated using a discounted cash flow analysis employing a long-term income forecast and a discount rate of 35%, giving consideration to additional risk in the Company’s forecast relative to the prior valuation.
The 2017, 2018 and 2020 Warrants outstanding on December 2, 2020, were valued using the closing stock price of $18.00 per share, immediately prior to the consummation of the Business Combination in accordance with the terms of the warrant agreements.
13,647 warrants were exercised on a cashless basis with all previously held warrant shares being converted to closing warrant shares and 130,376 warrants were exercised to the extent such net issue exercise resulted in the issuance of shares based on the strike price and fair value. There were no Warrants outstanding as of December 31, 2020.
The fair value is classified as Level 3 in the fair value hierarchy due to the significant management judgment required for the assumptions underlying the calculation of value.
The following table presents changes in Level 3 liabilities measured at fair value for the years ended December 31, 2019 (in thousands):

	SAFEs	2017 Warrants	2018 Warrants
Balance-beginning of year	$122,588	$808	$58
Additions	37,379	—	—
Exercise or conversion	(184,182)	—	—
Measurement adjustments	24,215	227	29
Balance-end of year	$—	$1,035	$87
The following table presents changes in Level 3 liabilities measured at fair value for the years ended December 31, 2020 (in thousands):

	2017 Warrants	2018 Warrants	2020 Warrants
Balance-beginning of year	$1,035	$87	$—
Additions	—	—	1,728
Exercise or conversion	(13,714)	(1,700)	(14,698)
Measurement adjustments	12,679	1,613	12,970
Balance-end of year	$—	$—	$—
The Company’s other financial instruments’ fair value, including accounts receivable, accounts payable and other current liabilities, approximate its carrying value due to the relatively short maturity of those instruments. The carrying amounts of the Company’s capital leases approximate their fair value, which is the present value of expected future cash payments based on assumptions about current interest rates and the creditworthiness of the Company.